Schedule H, Line 4i - Schedule of Assets (Held at End of Year) (Modified Cash Basis) (Details) - EBP 011	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Schedule of Asset Held for Investment [Line Items]
Entity Tax Identification Number	75-0256410
EBP, Plan Number	011
Current value	$ 163,543,973
Participant loans, Current value	1,868,955
Total Assets	$ 165,412,928
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Participant Loan, Interest Rate	3.50%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Participant Loan, Interest Rate	9.50%
Investment, Identifier [Axis]: Dimensional Fund Advisors DFA US Small Cap Value
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name	Dimensional Fund Advisors [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	us-gaap:DefinedBenefitPlanCommonCollectiveTrustMember
Current value	$ 3,176,176
Investment, Identifier [Axis]: Ennis Common Stock Ennis ER Stock Unitized Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name	Ennis Common Stock [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	us-gaap:DefinedBenefitPlanCommonCollectiveTrustMember
Current value	$ 909,685
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Investment, Identifier [Axis]: Fidelity Management Company Fidelity Mid Cap Index Instl Prem
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name	Fidelity Management Company [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	us-gaap:DefinedBenefitPlanCommonCollectiveTrustMember
Current value	$ 12,007,118
Investment, Identifier [Axis]: Fidelity Management Trust Fidelity 500 Index
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name	Fidelity Management Trust [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	us-gaap:DefinedBenefitPlanCommonCollectiveTrustMember
Current value	$ 14,415,226
Investment, Identifier [Axis]: Fidelity Management Trust Fidelity International Index
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name	Fidelity Management Trust [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	us-gaap:DefinedBenefitPlanCommonCollectiveTrustMember
Current value	$ 1,022,422
Investment, Identifier [Axis]: Fidelity Management Trust Fidelity US Bond Index
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name	Fidelity Management Trust [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	us-gaap:DefinedBenefitPlanCommonCollectiveTrustMember
Current value	$ 1,351,562
Investment, Identifier [Axis]: First American Funds First American Government Obligations Fund Class Z
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name	First American Funds [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	us-gaap:DefinedBenefitPlanCommonCollectiveTrustMember
Current value	$ 28,829
Investment, Identifier [Axis]: Great Gray Trust AB US Large Cap Growth CIT
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name	Great Gray Trust [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	us-gaap:DefinedBenefitPlanCommonCollectiveTrustMember
Current value	$ 11,170,352
Investment, Identifier [Axis]: Great Gray Trust Columbia Overseas Value CIT
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name	Great Gray Trust [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	us-gaap:DefinedBenefitPlanCommonCollectiveTrustMember
Current value	$ 5,149,216
Investment, Identifier [Axis]: Great Gray Trust Lazard Emerging Markets Managed Volatility
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name	Great Gray Trust [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	us-gaap:DefinedBenefitPlanCommonCollectiveTrustMember
Current value	$ 1,020,749
Investment, Identifier [Axis]: Great Gray Trust MyWayRetirement Balanced
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name	Great Gray Trust [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	us-gaap:DefinedBenefitPlanCommonCollectiveTrustMember
Current value	$ 5,918,303
Investment, Identifier [Axis]: Great Gray Trust MyWayRetirement Mid Cap Value
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name	Great Gray Trust [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	us-gaap:DefinedBenefitPlanCommonCollectiveTrustMember
Current value	$ 2,754,824
Investment, Identifier [Axis]: Great Gray Trust MyWayRetirement Small Cap Growth
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name	Great Gray Trust [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	us-gaap:DefinedBenefitPlanCommonCollectiveTrustMember
Current value	$ 5,143,842
Investment, Identifier [Axis]: Great Gray Trust RT Aggressive Retire 2035
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name	Great Gray Trust [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	us-gaap:DefinedBenefitPlanCommonCollectiveTrustMember
Current value	$ 1,830,066
Investment, Identifier [Axis]: Great Gray Trust RT Aggressive Retire 2045
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name	Great Gray Trust [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	us-gaap:DefinedBenefitPlanCommonCollectiveTrustMember
Current value	$ 247,487
Investment, Identifier [Axis]: Great Gray Trust RT Aggressive Retire 2055
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name	Great Gray Trust [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	us-gaap:DefinedBenefitPlanCommonCollectiveTrustMember
Current value	$ 954,727
Investment, Identifier [Axis]: Great Gray Trust RT Aggressive Retirement
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name	Great Gray Trust [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	us-gaap:DefinedBenefitPlanCommonCollectiveTrustMember
Current value	$ 876,342
Investment, Identifier [Axis]: Great Gray Trust RT Conservative Retire 2035
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name	Great Gray Trust [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	us-gaap:DefinedBenefitPlanCommonCollectiveTrustMember
Current value	$ 1,331,729
Investment, Identifier [Axis]: Great Gray Trust RT Conservative Retire 2045
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name	Great Gray Trust [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	us-gaap:DefinedBenefitPlanCommonCollectiveTrustMember
Current value	$ 105,694
Investment, Identifier [Axis]: Great Gray Trust RT Conservative Retire 2055
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name	Great Gray Trust [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	us-gaap:DefinedBenefitPlanCommonCollectiveTrustMember
Current value	$ 135,149
Investment, Identifier [Axis]: Great Gray Trust RT Conservative Retirement
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name	Great Gray Trust [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	us-gaap:DefinedBenefitPlanCommonCollectiveTrustMember
Current value	$ 313,543
Investment, Identifier [Axis]: Great Gray Trust RT Moderate Retire
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name	Great Gray Trust [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	us-gaap:DefinedBenefitPlanCommonCollectiveTrustMember
Current value	$ 25,659,705
Investment, Identifier [Axis]: Great Gray Trust RT Moderate Retire 2035
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name	Great Gray Trust [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	us-gaap:DefinedBenefitPlanCommonCollectiveTrustMember
Current value	$ 27,134,468
Investment, Identifier [Axis]: Great Gray Trust RT Moderate Retire 2045
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name	Great Gray Trust [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	us-gaap:DefinedBenefitPlanCommonCollectiveTrustMember
Current value	$ 10,241,353
Investment, Identifier [Axis]: Great Gray Trust RT Moderate Retire 2055
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name	Great Gray Trust [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	us-gaap:DefinedBenefitPlanCommonCollectiveTrustMember
Current value	$ 4,804,100
Investment, Identifier [Axis]: Invesco Invesco Core bond Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name	Invesco [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	us-gaap:DefinedBenefitPlanCommonCollectiveTrustMember
Current value	$ 4,054,295
Investment, Identifier [Axis]: MML Investment Advisors, LLC MassMutual Diversified SAGIC II
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name	MML Investment Advisors, LLC [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	us-gaap:DefinedBenefitPlanCommonCollectiveTrustMember
Current value	$ 14,527,038
Investment, Identifier [Axis]: Putnam Fiduciary Trust Company Putnam Large Cap Value
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name	Putnam Fiduciary Trust Company [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	us-gaap:DefinedBenefitPlanCommonCollectiveTrustMember
Current value	$ 7,259,973